OTHER PAYABLES AND ACCRUED EXPENSES (Tables)	12 Months Ended
Sep. 30, 2020
Payables and Accruals [Abstract]
Schedule of Accounts Payable and Accrued Liabilities [Table Text Block]

Other payables and accrued expenses consist of:

	September 30,
	2019	2020
	RMB	RMB
Payable for purchase of plant and equipment	20,181	28,591
Salaries and bonus payable	13,314	5,778
Deferred government subsidies	10,339	1,693
Payable for penalty	—	6,968
Others	12,841	11,749
	56,675	68,004